UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21529

                             The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust

First Quarter Report — March 31, 2018

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Utility & Income Trust (the “Fund”) was (7.3)%, compared with a total return of (3.3)% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (11.3)%. The Fund’s NAV per share was $20.51, while the price of the publicly traded shares closed at $18.60 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(7.26)%	2.37%	4.67%	5.50%	5.45%	6.98%
Investment Total Return (c)	(11.33)	6.19	6.90	4.78	6.17	6.46
S&P 500 Utilities Index	(3.30)	1.89	8.15	9.16	7.07	9.82
Lipper Utility Fund Average	(2.57)	2.64	4.73	7.13	6.46	9.42
S&P 500 Index	(0.76)	13.99	10.78	13.31	9.49	8.62

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)   Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 88.0%
	ENERGY AND UTILITIES — 41.8%
	Alternative Energy — 0.7%
	U.S. Companies
13,500	NextEra Energy Partners LP.	$539,865
6,000	Ormat Technologies Inc.	338,280

		878,145

	Electric Transmission and Distribution — 3.1%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	59,471
28,000	Enel Chile SA, ADR	179,200
11,000	Fortis Inc.	371,320
20,000	Red Electrica Corp. SA	411,709

	U.S. Companies
3,000	Consolidated Edison Inc.	233,820
14,500	Twin Disc Inc.†	315,230
4,000	Unitil Corp.	185,640
38,000	WEC Energy Group Inc.	2,382,600

		4,138,990

	Energy and Utilities: Integrated — 23.5%
	Non U.S. Companies
150,000	A2A SpA	286,910
20,000	BP plc, ADR	810,800
11,000	Chubu Electric Power Co. Inc.	156,825
152,000	Datang International Power Generation Co. Ltd., Cl. H†	45,514
2,000	E.ON SE	22,197
13,000	E.ON SE, ADR	145,080
9,760	EDP - Energias de Portugal SA, ADR	370,002
10,000	Electric Power Development Co. Ltd.	255,627
5,500	Emera Inc.	174,006
10,000	Endesa SA	220,066
28,000	Enel Americas SA, ADR	325,360
80,000	Enel SpA	489,227
1,000	Eni SpA	17,581
217,100	Hera SpA	794,447
12,000	Hokkaido Electric Power Co. Inc.	79,169
18,000	Hokuriku Electric Power Co.†	156,308
17,000	Huaneng Power International Inc., ADR	456,450
111,111	Iberdrola SA	816,472
5,000	Iberdrola SA, ADR	147,450
34,000	Korea Electric Power Corp., ADR†	523,260
22,000	Kyushu Electric Power Co. Inc.	263,822
10,000	Shikoku Electric Power Co. Inc.	119,261
12,000	The Chugoku Electric Power Co. Inc.	145,707
18,000	The Kansai Electric Power Co. Inc.	233,279
8,000	Tohoku Electric Power Co. Inc.	107,890
100	Uniper SE	3,045
2,000	Verbund AG	58,077

Shares		Market Value

	U.S. Companies
2,000	ALLETE Inc.	$144,500
21,000	Ameren Corp	1,189,230
27,500	American Electric Power Co. Inc.	1,886,225
1,000	Avangrid Inc.	51,120
4,500	Avista Corp.	230,625
4,200	Black Hills Corp.	228,060
9,000	Dominion Energy Inc.	606,870
17,000	Duke Energy Corp.	1,316,990
4,000	El Paso Electric Co.	204,000
31,500	Eversource Energy.	1,855,980
14,000	Great Plains Energy Inc.	445,060
16,000	Hawaiian Electric Industries Inc.	550,080
15,000	MGE Energy Inc.	841,500
8,400	NextEra Energy Inc.	1,371,972
45,000	NiSource Inc.	1,075,950
11,000	NorthWestern Corp.	591,800
39,000	OGE Energy Corp.	1,278,030
25,000	Otter Tail Corp.	1,083,750
1,000	PG&E Corp.	43,930
15,000	Pinnacle West Capital Corp.	1,197,000
7,000	PPL Corp.	198,030
29,000	Public Service Enterprise Group Inc.	1,456,960
17,000	SCANA Corp.	638,350
115,000	The AES Corp.	1,307,550
27,000	The Southern Co.	1,205,820
15,000	Vectren Corp.	958,800
32,500	Westar Energy Inc.	1,709,175
20,000	Xcel Energy Inc.	909,600

		31,800,789

	Natural Gas Integrated — 2.2%
	Non U.S. Companies
80,000	Snam SpA	367,462

	U.S. Companies
5,000	Anadarko Petroleum Corp.	302,050
3,000	Apache Corp.	115,440
1,000	Energen Corp.†.	62,860
10,000	Kinder Morgan Inc.	150,600
35,000	National Fuel Gas Co.	1,800,750
4,000	ONEOK Inc.	227,680

		3,026,842

	Natural Gas Utilities — 3.4%
	Non U.S. Companies
1,500	Enagas SA	41,029
1,890	Engie	31,523
9,954	Engie, ADR	167,426
16,000	Italgas SpA	95,601
60,000	National Grid plc	675,290
25,000	National Grid plc, ADR	1,410,750

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities (Continued)
	U.S. Companies
10,000	Atmos Energy Corp.	$842,400
2,400	Chesapeake Utilities Corp.	168,840
1,000	ONE Gas Inc.	66,020
14,000	Southwest Gas Holdings Inc.	946,820
2,000	Spire Inc.	144,600

		4,590,299

	Natural Resources — 0.6%
	Non U.S. Companies
14,000	Cameco Corp.	127,260

	U.S. Companies
30,000	California Resources Corp.†	514,500
10,000	CNX Resources Corp.†	154,300
1,250	CONSOL Energy Inc.†	36,213

		832,273

	Oil — 1.0%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	251,064
10,000	Petroleo Brasileiro SA, ADR†	141,400
9,000	Royal Dutch Shell plc, Cl. A, ADR	574,290

	U.S. Companies
1,000	Chevron Corp.	114,040
2,000	ConocoPhillips	118,580
4,000	Devon Energy Corp.	127,160
200	Exxon Mobil Corp.	14,922

		1,341,456

	Services — 1.7%
	Non U.S. Companies
10,000	ABB Ltd., ADR	237,400
29,000	Enbridge Inc.	912,630
200,000	Weatherford International plc†	458,000

	U.S. Companies
10,000	AZZ Inc.	437,000
3,500	Halliburton Co.	164,290
1,400	National Oilwell Varco Inc.	51,534

		2,260,854

	Water — 3.3%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	72,750
115,000	Severn Trent plc	2,975,195
37,090	United Utilities Group plc	372,274

	U.S. Companies
10,000	Aqua America Inc.	340,600

Shares		Market Value

5,400	California Water Service Group	$201,150
4,000	Middlesex Water Co.	146,800
8,000	SJW Group	421,680

		4,530,449

	Diversified Industrial — 1.9%
	Non U.S. Companies
11,000	Bouygues SA	551,008
15,800	Jardine Matheson Holdings Ltd.	973,596
17,000	Jardine Strategic Holdings Ltd.	651,780

	U.S. Companies
30,000	General Electric Co.	404,400

		2,580,784

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	7,241
12,000	Veolia Environnement SA	284,160

		291,401

	Independent Power Producers and Energy Traders — 0.2%
	U.S. Companies
10,000	NRG Energy Inc.	305,300

	TOTAL ENERGY AND UTILITIES	56,577,582

	COMMUNICATIONS — 25.1%
	Cable and Satellite — 7.9%
	Non U.S. Companies
10,000	Cogeco Inc.	531,610
15,000	ITV plc	30,336
25,104	Liberty Global plc, Cl. A†	786,006
65,000	Liberty Global plc, Cl. C†	1,977,950
7,028	Liberty Latin America Ltd., Cl. A†	136,695
15,018	Liberty Latin America Ltd., Cl. C†	286,694
59,000	Rogers Communications Inc., Cl. B	2,636,120
100,000	Sky plc	1,820,388

	U.S. Companies
723	Charter Communications Inc., Cl. A†	225,012
24,000	Comcast Corp., Cl. A	820,080
30,000	DISH Network Corp., Cl. A†	1,136,700
6,000	EchoStar Corp., Cl. A†	316,620
168	Liberty Broadband Corp., Cl. B†	14,442

		10,718,653

	Telecommunications — 12.9%
	Non U.S. Companies
48,641	BCE Inc.	2,093,509
48,000	BT Group plc, ADR	775,680
40,000	Deutsche Telekom AG, ADR	655,600

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
128,255	Global Telecom Holding SAE†	$47,796
1,375,000	Koninklijke KPN NV	4,123,088
10,000	Koninklijke KPN NV, ADR	29,850
5,000	Orange SA, ADR	85,400
29,651	Orascom Telecom Media and Technology Holding SAE, GDR	5,930
80,000	Pharol SGPS SA†	22,443
13,000	Proximus SA	403,576
1,200	Swisscom AG	594,477
1,000	Swisscom AG, ADR	49,535
20,000	Telecom Italia SpA†	18,974
9,000	Telefonica Brasil SA, ADR	138,240
39,300	Telefonica Deutschland Holding AG	184,529
51,063	Telefonica SA, ADR	503,992
70,000	Telekom Austria AG	666,658
23,000	Telenet Group Holding NV†	1,535,295
60,000	VEON Ltd., ADR	158,400

	U.S. Companies
54,000	AT&T Inc.	1,925,100
60,000	CenturyLink Inc.	985,800
20,000	Cincinnati Bell Inc.†	277,000
36,000	Sprint Corp.†	175,680
1,000	T-Mobile US Inc.†	61,040
41,725	Verizon Communications Inc.	1,995,290

		17,512,882

	Wireless Communications — 4.3%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	19,090
34,000	Millicom International Cellular SA, SDR	2,318,978
4,000	Mobile TeleSystems PJSC, ADR	45,560
2,000	SK Telecom Co. Ltd., ADR	48,340
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	210,320
100,000	Vodafone Group plc, ADR	2,782,000

	U.S. Companies
8,000	United States Cellular Corp.†	321,520

		5,745,808

	TOTAL COMMUNICATIONS	33,977,343

	OTHER — 21.1%
	Aerospace — 0.9%
	Non U.S. Companies
101,300	Rolls-Royce Holdings plc	1,238,749

Shares		Market Value
	Automotive — 0.1%
	Non U.S. Companies
700	Ferrari NV	$84,364

	Automotive: Parts and Accessories — 0.1%
	Non U.S. Companies
2,000	Linamar Corp.	109,256

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	37,972

	Business Services — 0.6%
	Non U.S. Companies
60,000	Sistema PJSC FC, GDR	242,400

	U.S. Companies
30,000	Diebold Nixdorf Inc.	462,000
2,500	Macquarie Infrastructure Corp.	92,325

		796,725

	Computer Software and Services — 0.6%
	U.S. Companies
10,000	DST Systems Inc.	836,500

	Consumer Products — 0.6%
	Non U.S. Companies
30,000	Scandinavian Tobacco Group A/S	527,350
2,300	Swedish Match AB	103,985

	U.S. Companies
2,000	The Procter & Gamble Co.	158,560

		789,895

	Electronics — 3.6%
	Non U.S. Companies
100,000	Sony Corp., ADR	4,834,000

	Entertainment — 1.0%
	Non U.S. Companies
40,000	Grupo Televisa SAB, ADR	638,400
27,000	Vivendi SA	697,666

		1,336,066

	Financial Services — 3.1%
	Non U.S. Companies
12,000	Deutsche Bank AG	167,760
6,000	GAM Holding AG	100,732
16,000	Kinnevik AB, Cl. A	582,529
82,000	Resona Holdings Inc.	435,335
10,000	XL Group Ltd.	552,600

	U.S. Companies
13,000	Bank of America Corp.	389,870

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services (Continued)
	U.S. Companies (Continued)
1,500	M&T Bank Corp.	$276,540
10,000	The Bank of New York Mellon Corp.	515,300
600	The Goldman Sachs Group Inc.	151,116
10,000	The Hartford Financial Services Group Inc.	515,200
3,000	The PNC Financial Services Group Inc.	453,720
1,500	UGI Corp.	66,630

		4,207,332

	Food and Beverage — 6.3%
	Non U.S. Companies
160	Chocoladefabriken Lindt & Spruengli AG	991,632
3,000	Chr. Hansen Holding A/S	257,980
75,000	Davide Campari-Milano SpA	567,546
11,800	Diageo plc, ADR	1,597,956
7,500	Heineken NV	805,638
17,000	Nestlé SA	1,344,707
40,000	Parmalat SpA	147,408
3,000	Pernod Ricard SA	499,256
1,000	Yakult Honsha Co. Ltd.	74,527

	U.S. Companies
70,000	Cott Corp.	1,030,400
5,600	General Mills Inc.	252,336
1,000	International Flavors & Fragrances Inc.	136,910
8,000	McCormick & Co. Inc., Non-Voting	851,120

		8,557,416

	Health Care — 0.8%
	U.S. Companies
8,000	Johnson & Johnson	1,025,200
5,000	Owens & Minor Inc.	77,750

		1,102,950

	Hotels and Gaming — 1.6%
	Non U.S. Companies
115,000	Genting Singapore plc	94,726
340,000	Mandarin Oriental International Ltd.	812,600
330,000	The Hongkong & Shanghai Hotels Ltd.	502,055

	U.S. Companies
10,000	Ryman Hospitality Properties Inc., REIT	774,500

		2,183,881

	Machinery — 1.0%
	Non U.S. Companies
75,000	CNH Industrial NV	930,000

	U.S. Companies
6,000	Xylem Inc.	461,520

		1,391,520

		Market
Shares		Value
	Metals and Mining — 0.0%
	U.S. Companies
3,000	Ampco-Pittsburgh Corp.	$26,700

	Real Estate — 0.2%
	U.S. Companies
9,000	Brookfield Asset Management Inc., Cl. A	351,000

	Specialty Chemicals — 0.3%
	U.S. Companies
12,000	Axalta Coating Systems Ltd.†	362,280

	Transportation — 0.3%
	U.S. Companies
6,000	GATX Corp.	410,940

	TOTAL OTHER	28,657,546

	TOTAL COMMON STOCKS	119,212,471

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
1,600	Cincinnati Bell Inc., 6.750%, Ser. B	78,272

	RIGHTS — 0.0%
	OTHER — 0.0%
	Retail — 0.0%
	Non U.S. Companies
60,000	Safeway PDC, CVR†	600

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(a)	36,720

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 11.9%
$16,262,000	U.S. Treasury Bills, 1.253% to 1.867%††, 04/12/18 to 09/13/18(b)	16,200,435

	TOTAL INVESTMENTS — 100.0%
	(Cost $111,195,897)	$135,528,498

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $36,720 or 0.03% of total investments.

(b)	At March 31, 2018, $750,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	51.2%	$69,421,247
Europe	32.1	43,519,426
Canada	6.2	8,396,582
Japan	5.1	6,861,751
Latin America	4.0	5,449,084
Asia/Pacific	1.4	1,826,682
Africa/Middle East	0.0*	53,726

Total Investments	100.0%	$135,528,498

*	Amount represents less than 0.05%.

As of March 31, 2018, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2018	$633,627	$(22,504)	—	$(22,504)

								$(22,504)

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES (a)	$ 56,577,582	—	$ 56,577,582
COMMUNICATIONS
Cable and Satellite	10,704,211	$ 14,442	10,718,653
Other Industries (a)	23,258,690	—	23,258,690
OTHER (a)	28,657,546	—	27,883,046
Total Common Stocks	119,198,029	14,442	119,212,471
Convertible Preferred Stocks (a)	78,272	—	78,272
Rights (a)	—	600	600
Warrants (a)	—	36,720	36,720
U.S. Government Obligations	—	16,200,435	16,200,435
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,276,301	$16,252,197	$135,528,498
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$ (22,504)	$ (22,504)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ (22,504)	$ (22,504)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

There were no Level 3 investments held at March 31, 2018.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider to include recent prices of comparable

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. Equity contract for difference swap agreements at March 31, 2018 are presented within the Schedule of Investments.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2018, the fund did not hold any forward foreign exchange contracts.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at March 31, 2018 by primary risk exposure:

Liability Derivatives:	Net Unrealized Depreciation
Equity Contract for Difference Swap Agreements	$(22,504)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P.Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Adam E. Tokar

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GLU Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Global Utility & Income Trust

By (Signature and Title)*      /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    5/24/18

By (Signature and Title)*      /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    5/24/18

* Print the name and title of each signing officer under his or her signature.